Shareholder Report, Holdings (Details) - American Customer Satisfaction ETF	Sep. 30, 2024
Apple Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Keurig Dr Pepper, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
American International Group,Â Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%